Trade and other payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	$ 3,254,838	$ 3,240,658
Accrued liabilities	1,107,230	954,371
Trade and other payables	$ 4,362,068	$ 4,195,029